Subsequent Event	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
On July 6, 2011, the Company entered into an Agreement and Plan of Merger with Reser's Fine Foods, Inc. (“Reser's”) pursuant to which the Company will be acquired by Reser's in a merger transaction. As a result, the Company will become a wholly owned subsidiary of Reser's and shares of the Company's common stock will cease trading. The aggregate consideration to be paid by Reser's is $18.25 million in cash or approximately $1.58 for each outstanding share of the Company's common stock. The closing sale price of a share of the Company's common stock on July 5, 2011, the day before the Merger was announced, was $0.40.
The transaction is subject to various conditions, including approval by Company stockholders owning more than 50 percent of the outstanding shares of common stock. The Company filed definitive proxy materials with the SEC on August 10, 2011, with respect to a special meeting of its stockholders on September 15, 2011, at which meeting the stockholders will vote on a proposal to approve, adopt and ratify the Agreement and Plan of Merger.
On August 10, 2011, the Company was notified of a lawsuit by a person alleging to be a shareholder of the Company, individually and on behalf of all others similarly situated, against the Company, Reser's, and each of the directors of the Company, alleging that the directors breached their fiduciary duties in entering into the merger agreement with Reser's and inadequate or misleading disclosures in the Company's proxy materials regarding the special meeting. The plaintiff seeks a declaration that the lawsuit be certified as a class action, that he be declared the class representative, that the merger be preliminarily or permanently enjoined or that in the event it is consummated prior to entry of final judgment, rescission of the transaction or an awarding of recessionary damages, an accounting by the defendants of all damages caused by them and profits and benefits obtained by them as a result of the breach of their fiduciary duties and costs. The Company believes the lawsuit is without merit and intends to defend itself and its directors vigorously.